Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Beginning balance	$ 7,752	$ 6,727	$ 6,505
Additions based on tax positions related to the current year	1,215	1,867	1,143
Reductions due to lapse of applicable statute of limitations	(1,093)	(842)	(921)
Ending balance	$ 7,874	$ 7,752	$ 6,727